Business Combinations and Dispositions (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 22, 2017	Mar. 27, 2017	Dec. 31, 2016	Jun. 16, 2016
Goodwill	$ 1,113,813			$ 1,079,518
Bulletin Intelligence [Member]
Cash and cash equivalents			$ 11,457
Accounts receivable, net			5,232
Prepaid and other current assets			216
Property, equipment and software, net			704
Goodwill			19,520
Total assets acquired			76,579
Accounts payable, accrued liabilities, and other liabilities			(3,481)
Deferred revenue			(1,271)
Total liabilities assumed			(4,752)
Net assets acquired			71,827
Bulletin Intelligence [Member] | Trade name [Member]
Finite-Lived Intangible Assets			1,070
Bulletin Intelligence [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets			28,870
Bulletin Intelligence [Member] | Purchased Technology [Member]
Finite-Lived Intangible Assets			$ 9,510
Argus [Member]
Cash and cash equivalents		$ 897
Accounts receivable, net		12,543
Prepaid and other current assets		2,346
Property, equipment and software, net		5,543
Goodwill		5,092
Total assets acquired		29,285
Accounts payable, accrued liabilities, and other liabilities		(16,610)
Deferred revenue		(4,627)
Total liabilities assumed		(21,237)
Net assets acquired		8,048
Argus [Member] | Trade name [Member]
Finite-Lived Intangible Assets		79
Argus [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets		1,989
Argus [Member] | Purchased Technology [Member]
Finite-Lived Intangible Assets		$ 796
PR Newswire [Member]
Cash and cash equivalents					$ 9,071
Accounts receivable, net					42,869
Prepaid and other current assets					18,430
Property, equipment and software, net					18,917
Investment in unconsolidated affiliate					5,376
Goodwill					537,218
Total assets acquired					1,055,761
Accounts payable, accrued liabilities, and other liabilities					(41,961)
Deferred revenue					(37,310)
Deferred taxes					(133,725)
Total liabilities assumed					(212,996)
Net assets acquired					842,765
PR Newswire [Member] | Brand [Member]
Finite-Lived Intangible Assets					349,120
PR Newswire [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets					48,820
PR Newswire [Member] | Purchased Technology [Member]
Finite-Lived Intangible Assets					$ 25,940